Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Shareholders' Equity
Dividends declared, per share (in dollars per share)	$ 0.26	$ 0.22	$ 0.20
Tax benefit of stock-based awards, excess tax benefits	$ 13.4	$ 3.9	$ 1.2